Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 16,847	$ 10,622	$ 9,102
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax benefit	$ 4,212	$ 2,815	$ 2,412
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(4,212)	(2,815)	(2,412)
Tax withheld from upfront payment from Samil	105	0	0
Other	1	0	1
Actual tax expense	$ 106	$ 0	$ 1